Accrued Expenses - Schedule of Accrued Expenses (Details) - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Accrued Liabilities, Current [Abstract]
External research and preclinical development	$ 8,521	$ 8,274	$ 4,702
Employee compensation and benefits	3,180	6,344	5,715
Professional fees	1,495	953	602
Facilities and other	53	53	65
Accrued expenses	$ 13,249	$ 15,624	$ 11,084